Commitments, Contingencies, and Concentration Risk - Contingencies - Forbearance Agreement (Details) - Promissory note and line of credit - USD ($)	Nov. 01, 2024	Nov. 30, 2024	Nov. 13, 2024	Jun. 30, 2024	May 13, 2024
Line of Credit and Notes Payable
Basis spread on the variable rate (in %)	3.00%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Interest rate (in %)				8.50%
Payments for forbearance		$ 80,000	$ 20,000		$ 1,499,409
Payments for forbearance, prejudgment interest					$ 72,049
Payments for forbearance, daily interest rate				$ 413